Events After the Balance Sheet	12 Months Ended
Mar. 31, 2025
Events After the Balance Sheet [Abstract]
EVENTS AFTER THE BALANCE SHEET

NOTE 31 — EVENTS AFTER THE BALANCE SHEET

The Company has evaluated subsequent events through the date the financial statements were available to be issued. No matters were identified affecting the accompanying financial statements or related disclosures.